Other assets by major categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 812,819	$ 761,768
Investments under the equity method	225,625	197,006
Bank Owned Life Insurance	0	228,805
Prepaid F D I C Insurance Assessment	360	383
Prepaid Taxes	198,120	91,504
Other prepaid expenses	83,719	67,108
Derivative Asset, Fair Value, Gross Asset	25,362	34,710
Trades receivables from brokers and counterparties	66,949	71,680	137,542
Others	233,489	234,594
Total other assets	$ 1,646,443	$ 1,687,558